Segments - Narrative (Details)	1 Months Ended	6 Months Ended
	Jul. 31, 2021 segment	Jun. 30, 2022 deadWeightTon windTurbineInstallationVessel	Jun. 30, 2022 windTurbineInstallationVessel	Jun. 30, 2022 segment windTurbineInstallationVessel	Jun. 30, 2022 vessel
Segment Reporting Information [Line Items]
Number of vessels owned		5	5	5	5
Number of operating segments	2		2	1
Minimum
Segment Reporting Information [Line Items]
DWT		30,000
Minimum | Ultramax
Segment Reporting Information [Line Items]
DWT		60,200
Minimum | Kamsarmax
Segment Reporting Information [Line Items]
DWT		82,000
Maximum | Ultramax
Segment Reporting Information [Line Items]
DWT		64,000
Maximum | Kamsarmax
Segment Reporting Information [Line Items]
DWT		84,000